Other assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Cash Flows [Extensible Enumeration]	Deferred tax expense (benefit)	Deferred tax expense (benefit)	Deferred tax expense (benefit)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Deferred tax expense (benefit)	Deferred tax expense (benefit)	Deferred tax expense (benefit)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	Deferred tax expense (benefit)	Deferred tax expense (benefit)	Deferred tax expense (benefit)
Tax credit investments	$ 3,151	$ 2,821
Commitments to fund future investments	$ 946	$ 951
Duration for funding future investments	5 years
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]	Deferred tax expense (benefit)	Deferred tax expense (benefit)	Deferred tax expense (benefit)